03021278

1240440

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

RECEIVED JUN 09 2003 187

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
US Commercial Paper Program as part of US $15.0 billion Global Commercial Paper Program

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Eurohypo Aktiengesellschaft

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
Taunusanlage 9, 60329 Frankfurt am Main, Germany	0049-69-2548-2856
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
Eurohypo AG is a mixed status Mortgage Bank. It grants mortgages and public sector loans and also operates a general banking business.

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

PROCESSED JUN 10 2003 THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: Month 0 8 Year ~~0 2~~ 1870 ☒ Actual ☐ Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) F N

GENERAL INSTRUCTIONS

Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission. 450 Fifth Street. N.W. Washington, D.C 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years,
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [X] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Deutsche Bank AG

Business or Residence Address (Number and Street, City, State, Zip Code)

Taunusanlage 12, 60325 Frankfurt am Main, Germany

Check Box(es) that Apply: [X] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Commerzbank AG

Business or Residence Address (Number and Street, City, State, Zip Code)

Kaiserplatz, 60311 Frankfurt am Main, Germany

Check Box(es) that Apply: [X] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Allianz Aktiengesellschaft

Business or Residence Address (Number and Street, City, State, Zip Code)

Königinstraße 28, 80802 München, Germany

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

von Köller, Dr. Karsten (Chairman of the Board)

Business or Residence Address (Number and Street, City, State, Zip Code)

Taunusanlage 9, 60329 Frankfurt am Main, Germany

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Danne, Dr. Matthias / Knobloch, Bernd / Plesser, Joachim / Rasche, Henning / Schuh, Dirk Wilhelm (Members of the Board)

Business or Residence Address (Number and Street, City, State, Zip Code)

Taunusanlage 9, 60329 Frankfurt am Main, Germany

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Executive Officers -- SEE LIST ATTACHED AS ANNEX 1

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2. if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 250,000

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☐	☒

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. It more than five (5) persons to be listed are associated persons of such a broker or dealer. you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

US Broker-Dealers -- SEE LIST ATTACHED AS ANNEX 2

Business or Residence Address (Number and Street. City, State. Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first. if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1 . Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 15,000,000,000	$ 3,622,533,000
Equity	$ 0	$ 0
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	$ 0	$ 0
Other (Specify ________)	$ 0	$ 0
Total	$ 15,000,000,000	$ 3,622,533,000

Answer also in Appendix, Column 3. if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "O" if answer is *'none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	43	$ 3,622,533,000
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505. enter the information requested for all securities sold by the issuer, to date. in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☒	$ 7,200
Printing and Engraving Costs	☒	$ 10,000
Legal Fees	☒	$ 153,000
Accounting Fees	☐	$ 0
Engineering Fees	☒	$ 76,000
Sales Commissions (specify finders' fees separately)	☒	$ 544,000
Other Expenses (identify) REIMB. DEALER EXP.	☒	$ 550
Total	☒	$ 790,750

OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C--Question 1 and total expenses furnished in response to Part C--Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 14,999,209,250

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C--Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $ 0	☐ $ 0
Purchase of real estate	☐ $ 0	☐ $ 0
Purchase, rental or leasing and installation of machinery and equipment	☐ $ 0	☐ $ 0
Construction or leasing of plant buildings and facilities	☐ $ 0	☐ $ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $ 0	☐ $ 0
Repayment of indebtedness	☐ $ 0	☐ $ 0
Working capital	☐ $ 0	☐ $ 0
Other (specify): Refinancing of Real Estate Loans and Public Sector Loans	☐ $ 0	☒ $ 14,999,209,250
______	☐ $	☐ $
Column Totals	☐ $	☐ $
Total Payments Listed (column totals added)	☐ $ 14,999,209,250	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Eurohypo Aktiengesellschaft	[signature]	as of May 13th, 2003
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
zur Megede / Menzen	Head of Legal Department/Senior Legal Counsel	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C.1001.)

ANNEX 1

EUROHYPO AG
Executive Officers
Business Address: Taunusanlange 9, 60329 Frankfurt Am Main, Germany

Name	Head of
Arnoldi-von Scheven, Bettina	Credit Risk Management II (CRM)
Boeckmann, Johannes	Firmenkunden USA
Brehms, Klaus-Dieter	Personal
Ernst, Michael	Privatkunden, Fremdvertrieb
Fox, Manfred	Operations Global Markets
Fuhrmann, Dr. Bernhard	Finanzen / Controlling / Steuern
Gienow, Hendrik	Strategie und Kommunikation
Glatzki, Hartwig	Firmenkunden Kontinentaleuropa, Süd/Zentral
Groth, Wolfgang	Treasury
Hackl, Rupert	Firmenkunden Deutschland, Niederlassung München
Heuchert, Jochen	Firmenkunden Deutschland, Niederlassung Stuttgart
Hönicke, Anni	Firmenkunden Kontinentaleuropa, Nord/West
Jareschewski, Detlef	Firmenkunden Deutschland, Niederlassung Frankfurt
Kartes, Michael	Real Estate Appraisal and Consulting (RAC)
Katholing, Dr. Matthias	Firmenkunden Deutschland, Zentrale
Klösges, Jochen	Credit Risk Management I (CRM)
Knopp, Dr. Peter	Syndication
Kranaster, Michael	Firmenkunden Deutschland, Niederlassung Hamburg
Laemmer, Heinz-Dieter	Privatkunden, Eigenvertrieb
Luchmann, Rüdiger	Capital Markets
Nied, Angelika	Privatkunden, Kundenservice-Centers
Otto, Dr. Peter	Firmenkunden Deutschland, Niederlassung Düsseldorf
Overbeck, Stephan	Firmenkunden Deutschland, Niederlassung Düsseldorf
Raschtuttis, Karl-Heinz	Risk Methodology / Reporting
Rivlin, Paul	Firmenkunden UK
Schmid, Martin	IT / ESG
Schneider, Hans-Werner	Revision
Schumacher, Hans	Intensive Care Department (ICD)
Seckinger, Franz	IT / ESG
Steinmetz, Peter	Firmenkunden Deutschland, Niederlassung Köln
Triesch Günter	Organisation
Weyandt, Theo-A.	Firmenkunden Deutschland, Niederlassung Berlin
zur Megede, Ekkehard	Recht

Annex 2

Eurohypo AG: Global Commercial Paper Program
US Broker-Dealers

Deutsche Bank Securities Inc.
31 West 52nd Street
New York, N.Y. 10019

Goldman, Sachs & Co.
85 Broad Street
New York, New York 10004

Merrill Lynch Money Markets Inc.
4 World Financial Center 11th Floor
New York, NY 10080

Merrill Lynch, Pierce, Fenner & Smith Incorporated
4 World Financial Center 11th Floor
New York, NY 10080

Salomon Smith Barney Inc.
390 Greenwich Street 4th Floor
New York, NY 10013

Annex 3

Eurohypo AG: Global Commercial Paper Program

(1) **Response to Question C.1:** The offering of notes is pursuant to a continuous commercial paper program. The "Aggregate offering price" represents the maximum dollar amount of Notes authorized to be outstanding at any one time. The "Amount Already Sold" represents the dollar amount of Notes outstanding as of May 13, 2003.

(2) **Response to Question C.2:** The offering of Notes is pursuant to a continuous commercial paper program. This figure represents the cumulative number of investors who have purchased Notes since the beginning of the program.